Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
Nasdaq-100 Index
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA Nasdaq-100 Index Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Nasdaq-100 Index Fund (the “Fund”) seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index[1]. The Nasdaq-100 Index (the “Index”) represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.[1]Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the “Corporations”) and have been licensed for our use.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in one or more USAA Mutual Funds or Victory Funds. More information about these and other discounts is available under Purchases on page 35 of the Fund’s Prospectus, in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries, and from your investment professional.The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.For the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	1A contingent deferred sales charge of 0.75% may be imposed on Class A with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	2Applies to shares sold within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund’s assets in the common stocks of companies composing the Index. This strategy may be changed upon 60 days’ written notice to shareholders. The Index is an index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization.In seeking to track the performance of the Index, the Fund will normally invest in all the common stocks of companies in the Index in roughly the same proportions as their weightings in the index. While the Fund attempts to replicate the Index, there may be times when the Fund and the Index do not match exactly. At times, the Fund may purchase a stock not included in the Index when it believes doing so would be a cost-efficient way of approximating the Index’s performance, for example, in anticipation of a stock being added to the Index. To the extent that the Index concentrates in the securities of a particular industry or group of industries, the Fund will similarly concentrate its investments. As of the date of this Prospectus, the Fund’s investments are not concentrated in any industry or group of industries, although the Fund’s investments are more focused in the technology sectors, consistent with the Index.The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any investment involves risk, and there is no assurance that a Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in a Fund.The Fund’s investments are subject to the following principal risks:Market Risk – Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.Sector Risk – To the extent the Fund’s investments are concentrated in an industry or group of industries or focused in one or more sectors, such as technology sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. For example, the values of companies in the information technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.Passive Management Risk – The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Fund’s Index or of the actual securities included in the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance could be lower than actively managed funds that can shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.Non-Diversification Risk – The Fund is non-diversified, which means that it may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.Tracking Error Risk – While the Fund attempts to match the performance of the Index as closely as possible before the deductions of fees and expenses, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund’s performance may be affected by factors such as the size of the Fund’s portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund’s cash flow may affect how closely the Fund tracks the Index.Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on a Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of a Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on a Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in a Fund, a Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on a Fund.An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in a Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – The Fund is non-diversified, which means that it may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The Fund has five classes of shares: Fund Shares, Institutional Shares, Class A shares, Class C shares, and R6 Shares. The bar chart illustrates the Fund Shares’ volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund. Performance reflects any expense limitations in effect during the periods shown.Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at VictoryFunds.com or by calling (800) 235-8396. The Institutional Shares, Class A shares, and Class C shares commenced operations on June 29, 2020, and will not present performance information until they have one full calendar year of operation.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the Fund Shares’ volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Shares, Class A shares, and Class C shares commenced operations on June 29, 2020, and will not present performance information until they have one full calendar year of operation.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return of the Fund Shares as of March 31, 2021, was 1.66%.During the periods shown in the chart:ReturnsQuarter endedHighest Quarter Return30.14%June 30, 2020Lowest Quarter Return-16.84%December 31, 2018After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Nasdaq-100 Index | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Fee Waiver/ Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	$ 555
2011	rr_AnnualReturn2011	2.90%
2012	rr_AnnualReturn2012	17.46%
2013	rr_AnnualReturn2013	36.00%
2014	rr_AnnualReturn2014	18.75%
2015	rr_AnnualReturn2015	9.09%
2016	rr_AnnualReturn2016	6.68%
2017	rr_AnnualReturn2017	32.29%
2018	rr_AnnualReturn2018	(0.44%)
2019	rr_AnnualReturn2019	38.86%
2020	rr_AnnualReturn2020	48.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.84%)
1 Year	rr_AverageAnnualReturnYear01	48.30%
5 Years	rr_AverageAnnualReturnYear05	23.68%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	19.94%
Nasdaq-100 Index | Inst. Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver/ Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	257
10 Years	rr_ExpenseExampleYear10	$ 586
Nasdaq-100 Index | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	46.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	46.99%
Fee Waiver/ Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(46.29%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	3,694
5 Years	rr_ExpenseExampleYear05	7,768
10 Years	rr_ExpenseExampleYear10	$ 9,698
Nasdaq-100 Index | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	19.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	20.93%
Fee Waiver/ Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(19.48%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	$ 248
3 Years	rr_ExpenseExampleYear03	2,075
5 Years	rr_ExpenseExampleYear05	5,396
10 Years	rr_ExpenseExampleYear10	10,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,075
5 Years	rr_ExpenseExampleNoRedemptionYear05	5,396
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,037
Nasdaq-100 Index | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waiver/ Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	$ 32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	$ 393
1 Year	rr_AverageAnnualReturnYear01	48.51%
5 Years	rr_AverageAnnualReturnYear05	26.35%	[3]
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10
Nasdaq-100 Index | Return After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	47.76%
5 Years	rr_AverageAnnualReturnYear05	23.35%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	19.55%
Nasdaq-100 Index | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.97%
5 Years	rr_AverageAnnualReturnYear05	19.46%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	17.10%
Nasdaq-100 Index | Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	48.88%
5 Years	rr_AverageAnnualReturnYear05	24.27%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	20.63%
Nasdaq-100 Index | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.49%
5 Years	rr_AverageAnnualReturnYear05	20.96%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	17.21%

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
[2]	Applies to shares sold within 12 months of purchase.
[3]	The inception date of the R6 Shares is March 1, 2017.